Loss per ordinary share (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Loss Per Ordinary Share
Basic loss per Class A ordinary share	$ (0.80)	$ (0.12)
Diluted earnings/ (loss) per Class A ordinary share	$ (0.80)	$ (0.12)
Number of ordinary shares used for loss per share (weighted average)
Basic	13,189,385	13,123,723
Diluted	13,189,385	13,123,723